Profit (loss) per share (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit (loss) per share [Abstract]
Number of potentially dilutive instruments outstanding (in shares)	0	0	0